Share-Based Compensation - Summary of Total Share-Based Compensation Expense of Share Options and Restricted Shares Recognized (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	¥ 48,683	¥ 101,303	¥ 133,975	¥ 46,122
Share Options and Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense		195,214	356,038	93,090
Share Options and Restricted Shares | Selling and Marketing Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense		25,776	35,077	8,737
Share Options and Restricted Shares | Research and Development Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense		60,002	68,688	22,508
Share Options and Restricted Shares | General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense		¥ 109,436	¥ 252,273	¥ 61,845